Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis

Liabilities measured at fair value on a recurring basis as of March 31, 2025 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$1,400	$1,400
PIPE Common Warrants	—	—	1,202	1,202
Private Warrants	—	—	312	312

Total	$—	$—	$2,914	$2,914

Liabilities measured at fair value on a recurring basis as of September 30, 2024 are as follows:

	Level 1	Level 2	Level 3	Total

Earnout liability	$-	$-	$1,680	$1,680
Private Warrants	-	-	330	330
PIPE Common Warrants and Placement Agent Warrants	-	-	1,809	1,809

Total	$-	$-	$3,819	$3,819

Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation

Six months ended March 31, 2025:	Earnout Liability	Liability Classified Warrants
Balance, September 30, 2024	$1,680	$2,139
Change in fair value included in net loss	(280)	(625)

Balance, March 31, 2025	$1,400	$1,514

Six months ended March 31, 2024:	Earnout Liability	Liability Classified Warrants	PIPE Make-Whole Liability	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	882	2,071	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Change in fair value included in net loss	(29,938)	(46)	(432)	10

Balance, March 31, 2024	$3,621	$836	$1,639	$—

Year ended September 30, 2024:	Earnout Liability	PIPE Make-Whole Liability	Liability Classified Warrants	SAFEs

Balance, September 30, 2023	$-	$-	$-	$1,512
Liabilities recognized	33,559	2,071	7,279	-
Conversion to Class A Common Stock in the Merger	-	-	-	(1,522)
Exercise of warrants	-	-	(3,393)
Settlement of liability	-	(1,241)	(332)	-
Change in fair value included in net loss	(31,879)	(830)	(1,415)	10

Balance, September 30, 2024	$1,680	$-	$2,139	$-

Year ended September 30, 2023:	SAFEs

Balance, September 30, 2022	$1,983
Conversion to Legacy Mobix common stock	(1,126)
Change in fair value included in net loss	655

Balance, September 30, 2023	$1,512

Schedule of Fair Value of Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	March 31, 2025	September 30, 2024
Stock price	$0.89	$1.06
Expected volatility	75.0%	70.0%
Risk-free rate	4.0%	3.6%
Contractual term	6.7 years	7.2 years

PIPE Common Warrants

The Company estimates the fair value of the PIPE Common Warrants using the Black-Scholes option pricing model, which utilizes significant assumptions, including volatility, expected term and risk-free rate. The following table summarizes the assumptions used in estimating the fair value of the PIPE Common Warrants at the respective dates:

	March 31, 2025	September 30, 2024
Stock price	$0.89	$1.06
Expected volatility	57.4%	55.7%
Risk-free rate	4.0%	3.5 – 3.9%
Contractual term	0.8 – 4.8 years	1.1 – 5.1 years

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	December 21, 2023 (Closing)	September 30, 2024

Stock price	$10.66	$1.06
Expected volatility	50%	70%
Risk-free rate	3.9%	3.6%
Contractual term	8 years	7.2 years

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

PIPE Make-Whole Liability

The Company uses a Monte Carlo simulation model that utilizes assumptions, including volatility, expected term and risk-free rate, to estimate the fair value of the PIPE make-whole liability. The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the Closing:

December 21, 2023 (Closing)

Stock price	$10.17
Expected volatility	49%
Risk-free rate	5.4%
Contractual term	4 months